Business combination - Supplemental Pro Forma Information (Unaudited) (Details) - IC'Alps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business combination
Revenue	$ 25,198	$ 21,130
Net income (loss)	$ (39,611)	$ (24,882)